DISTRIBUTION RIGHTS	12 Months Ended
Dec. 31, 2012
DISTRIBUTION RIGHTS
DISTRIBUTION RIGHTS

6. DISTRIBUTION RIGHTS

	2011	2012
Released:
Beginning balance as of January 1	850,155	291,043
Addition	1,744,977	2,985,347
Amortization	(2,331,266)	(2,792,844)
Exchange difference	27,177	3,811

Ending balance as December 31	291,043	487,357
In production and not released	3,372,923	10,919,335

Total	3,663,966	11,406,692

        In the year 2012, based on the economic performance and public acceptance of the films, the management decreased the estimate of the ultimate oversea revenue expected to be realized for certain TV series, as a result, the Group incurred additional amortization of $120,223 for the year ended December 31, 2012. The portion of the costs of the completed films that are expected to be amortized during the twelve months after December 31, 2012 is $441,915, and the Group expects to amortize 100% of such costs within three years from December 31, 2012.

        The Group evaluates its distribution rights on a title-by-title basis to determine whether the unamortized capitalized costs of any titles have a fair value that is less than its carrying value at least annually or whenever events or changes in circumstances indicate that the carrying amount of the distribution rights may be impaired. The Group has had no impairment loss recorded on the distribution rights.